Note Payable D&O Insurance (Details Narrative) (10-K) - USD ($)	Mar. 31, 2021	Aug. 28, 2020	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Note Payable D&O Insurance	$ 372,700			$ 741,200
D&O Insurance [Member]
Payment to acquire insurance		$ 1,531,900
Down payment for insurance		$ 306,400
Debt instrument term		10 months
Debt instrument interest rate		4.74%
Interest and debt expense	$ 7,300	$ 16,600	$ 0